Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

(Amounts in thousands)	Gross Carrying Amount	Cumulative Impairment	Net Carrying Amount
Goodwill on acquisition of UltraCell	$631	$(631)	$-
Goodwill on acquisition of SerEnergy and FES	29,399	(29,399)	-
Total goodwill	$30,030	$(30,030)	$-

Schedule of intangible assets

	As of June 30, 2025 (Unaudited)
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Finite-lived intangible assets:
Software	300	(201)	-	99
Total intangible assets	$300	$(201)	$-	$99

	As of December 31, 2024
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Finite-lived intangible assets:
Software	250	(165)	-	85
Total intangible assets	$250	$(165)	$-	$85

	As of December 31, 2024
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Finite-lived intangible assets:
Software	250	(165)	-	85
Total intangible assets	$250	$(165)	$-	$85

	As of December 31, 2023
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Indefinite-lived intangible assets:
Trade name “UltraCell”	$406	$-	$(406)	$-
Total indefinite-lived intangible assets	$406	$-	$(406)	$-
Finite-lived intangible assets:
Patents	21,221	(3,247)	(17,974)	-
Process know-how (IPR&D)	2,612	(1,017)	(1,595)	-
Order backlog	266	(266)	-	-
Software	233	(154)	-	79
Total finite-lived intangible assets	$24,332	$(4,684)	$(19,569)	$79
Total intangible assets	$24,738	$(4,684)	$(19,975)	$79

Schedule of future amortization expense

(Amounts in thousands)
Fiscal Year Ended December 31,
2025	$21
2026	22
2027	14
2028	14
2029	14
Thereafter	14
Total	$99

(Amounts in thousands)
Fiscal Year Ended December 31,
2025	$37
2026	21
2027	9
2028	9
2029	9
Thereafter	-
Total	$85